Accounting judgments, estimates and assumptions - Additional information (Details)			1 Months Ended
	Jan. 27, 2022	Aug. 26, 2021 $ / shares shares	Jan. 31, 2022	Dec. 31, 2024 item shares	Dec. 31, 2023	Dec. 31, 2022
Share warrant obligation
Number of warrants converted				20,249,993
Castcrown Ltd
Share warrant obligation
Proportion of ownership interest in associate	49.50%		49.50%
Put and call option to obtain full control (as a percent)	100.00%
MX Capital Ltd
Share warrant obligation
Discount rate (in percent)						19.30%
Proportion of ownership interest in associate	48.80%		48.80%
Put and call option to obtain full control (as a percent)	100.00%
MX Capital and Castcrown limited
Share warrant obligation
Put and call option to obtain full control (as a percent)			100.00%
Kismet Acquisition One Corp
Share warrant obligation
Number of shares per warrant		1
Exercise price | $ / shares		$ 115
Number of warrants converted				20,250,000
Public Warrants
Share warrant obligation
Number of warrants converted				13,499,993
Private Warrants
Share warrant obligation
Number of warrants converted				6,750,000
Discount rate based on risk-free rate
Share warrant obligation
Assumptions used in measurement of financial instruments issued as part of investment in associates				4.25
Discount rate based on risk-free rate | EV/EBITDA
Share warrant obligation
Significant unobservable input, liabilities					2
Discount rate based on risk-free rate | EV/Bookings
Share warrant obligation
Significant unobservable input, liabilities					30
Forward multiples of Enterprise Value to Net bookings
Share warrant obligation
Assumptions used in measurement of financial instruments issued as part of investment in associates | item				1.15
Enterprise Value to Investor's consolidated Segment Management EBITDA
Share warrant obligation
Assumptions used in measurement of financial instruments issued as part of investment in associates | item				10.08